Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Nov. 25, 2017	Nov. 26, 2016
Net sales	$ 106,587
Cost of goods sold	53,830
Gross profit	52,757
Operating Expenses:
Distribution	4,817
Selling	3,903
Marketing	9,850
General and administrative	12,079
Depreciation and amortization	1,934
Change in fair value of contingent consideration - TRA liability	642
Other expense	246
Total operating expenses	33,471
Income from operations	19,286
Other income (expense):
Change in warrant liabilities	0
Interest expense	(3,019)
Gain (loss) on foreign currency transactions	355
Other income	86
Total other expense	(2,578)
Income before income taxes	16,708
Income tax expense	6,490
Net income	10,218
Other comprehensive income:
Foreign currency translation adjustments	(699)
Comprehensive income	$ 9,519
Earnings per share from net income:
Basic (in dollars per share)	$ 0.14
Diluted (in dollars per share)	$ 0.14
Weighted average shares outstanding:
Basic (in shares)	70,571,008
Diluted (in shares)	71,240,590
(Predecessor)
Net sales		$ 99,803
Cost of goods sold		51,091
Gross profit		48,712
Operating Expenses:
Distribution		4,369
Selling		4,293
Marketing		9,206
General and administrative		9,931
Depreciation and amortization		2,453
Change in fair value of contingent consideration - TRA liability		0
Other expense		0
Total operating expenses		30,252
Income from operations		18,460
Other income (expense):
Change in warrant liabilities		722
Interest expense		(7,063)
Gain (loss) on foreign currency transactions		(610)
Other income		177
Total other expense		(6,774)
Income before income taxes		11,686
Income tax expense		4,899
Net income		6,787
Other comprehensive income:
Foreign currency translation adjustments		303
Comprehensive income		$ 7,090